Additional Financial Statement Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental cash flow information:
Cash paid for income taxes	$ 385	$ 213
Cash paid for interest	19,677	5,914
Non-cash investing and financing activities:
Offering costs in accrued liabilities	545	1,997
Acquisition expenditures in accounts payable and accrued liabilities	896	0
Insurance financing	464	350
Asset financing	$ 0	$ 251